Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,037,517)	$ (1,013,294)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense, net	165,376
Impairment loss		29,440
Stock-based compensation	610,476	177,960
Amortization of debt discount to interest expense	268,125	61,875
Inventory write-down	137,947
Net realized gain on equity investments		(138,032)
Net unrealized loss on equity investments	9,194	170,191
Loss from debt extinguishment	197,682
Change in operating assets and liabilities:
(Increase) in inventory	(15,065)	(129,393)
(Increase) decrease in prepaid expenses and other current assets	(144,663)	17,698
Increase in accounts payable and accrued expenses	72,525	29,231
NET CASH USED IN OPERATING ACTIVITIES	(1,156,996)	(794,324)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equity investments		191,938
Purchase of equity investment		(5,197)
Collection on notes receivable	39,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	39,000	186,741
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party	35,000	25,000
Proceeds from note payable	18,900
Repayment of note payable - related party	(35,000)	(25,000)
Net proceeds from convertible debt		295,000
Repayment of insurance finance loan		(22,344)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,134,633	382,656
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS:	1,016,637	(224,927)
CASH AND CASH EQUIVALENTS - beginning of year	111,752	336,679
CASH AND CASH EQUIVALENTS - end of year	1,128,389	111,752
Cash paid during the period for:
Interest	224
Income taxes
Non-Cash investing and financing activities:
Common stock issued for prepaid services	686,895
Common stock issued for acquisition of intangible assets and prepaid expenses		300,000
Common Stock issued for Exchange of Notes	528,000
Common stock issued for due diligence fee and related increase in debt discount		42,000
Warrants issued in connection with convertible debt and related increase in debt discount		253,000
Common Stock issued for conversion of Redeemable Series A Preferred stock	$ 400,000